Deferred Income Tax - Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	¥ 19,436	¥ 81,961
Net deferred tax liabilities	(378,305)	(238,240)	¥ (220,574)
Deferred tax liabilities	397,741	320,201
Gross carrying amount [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	490,657	611,385
Deferred tax liabilities	868,962	849,625
Gross carrying amount [member] | Loans and advances [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	206,928	231,971
Gross carrying amount [member] | Tax losses carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	24,082	98,788
Gross carrying amount [member] | Derivatives [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	59,530	55,989
Gross carrying amount [member] | Provision for interest repayment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	36,779	40,638
Gross carrying amount [member] | Retirement benefits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	9,204	21,772
Deferred tax liabilities	19,484	3,485
Gross carrying amount [member] | Investment securities [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	1,243	981
Deferred tax liabilities	680,425	571,489
Gross carrying amount [member] | Goodwill and intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	81,076	111,145
Gross carrying amount [member] | Property, plant and equipment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	28,786	91,703
Gross carrying amount [member] | Lease transactions [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	10,866	16,026
Gross carrying amount [member] | Other temporary differences-net [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	152,891	161,246
Deferred tax liabilities	¥ 48,325	¥ 55,777